SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

In January 2018, the Company issued options to the Company’s six independent directors under the 2016 Equity Incentive Plan to each purchase 50,000 shares of common stock at a purchase price of $1.22 per share. Each option was valued at $34,530, fair value, using the Black-Scholes Option Pricing Formula. The options expire in 10 years with 20,000 vesting immediately and the remainder vesting in quarterly equal installments of 10,000 commencing April 1, 2018. The options are expensed over the vesting terms.